Schedule of Investments (unaudited)
September 30, 2021
BlackRock Large Cap Focus Value Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 5.0%
BAE Systems PLC, ADR	1,592,506	$ 48,682,908
Raytheon Technologies Corp.	630,610	54,207,236
		102,890,144
Automobiles — 3.5%
General Motors Co.(a)	1,355,570	71,452,095
Banks — 10.8%
Citigroup, Inc.	1,182,991	83,022,308
First Citizens BancShares, Inc., Class A(b)	58,500	49,325,445
Wells Fargo & Co.	1,971,162	91,481,629
		223,829,382
Capital Markets — 4.2%
Apollo Global Management, Inc.	746,930	46,003,419
Morgan Stanley	427,366	41,586,985
		87,590,404
Chemicals — 1.8%
Axalta Coating Systems Ltd.(a)	1,307,320	38,160,671
Communications Equipment — 2.9%
Cisco Systems, Inc.	1,118,484	60,879,084
Consumer Finance — 2.3%
Capital One Financial Corp.	289,673	46,918,336
Electric Utilities — 0.9%
American Electric Power Co., Inc.	235,670	19,131,691
Equity Real Estate Investment Trusts (REITs) — 1.0%
CyrusOne, Inc.	270,620	20,948,694
Food Products — 1.8%
Danone SA	546,020	37,226,525
Health Care Equipment & Supplies — 3.6%
DENTSPLY SIRONA, Inc.	440,240	25,555,932
Zimmer Biomet Holdings, Inc.	333,540	48,816,914
		74,372,846
Health Care Providers & Services — 8.1%
Anthem, Inc.	132,470	49,384,816
Cigna Corp.	212,415	42,516,987
CVS Health Corp.	425,640	36,119,810
Laboratory Corp. of America Holdings(a)	140,931	39,663,621
		167,685,234
Household Durables — 1.9%
Panasonic Corp.	3,235,300	40,102,839
Insurance — 5.3%
American International Group, Inc.	1,202,104	65,983,489
Fidelity National Financial, Inc.	942,960	42,753,806
		108,737,295
IT Services — 6.2%
Cognizant Technology Solutions Corp., Class A	484,974	35,989,920
Fiserv, Inc.(a)(b)	422,020	45,789,170
FleetCor Technologies, Inc.(a)	173,810	45,411,339
		127,190,429
Machinery — 1.9%
Komatsu Ltd.	1,628,900	39,009,589
Media — 2.3%
Comcast Corp., Class A	835,251	46,715,588
Metals & Mining — 1.2%
Steel Dynamics, Inc.	427,115	24,977,685
Security	Shares	Value
Multiline Retail — 1.7%
Dollar Tree, Inc.(a)	374,146	$ 35,813,255
Multi-Utilities — 2.9%
NiSource, Inc.	840,330	20,361,196
Public Service Enterprise Group, Inc.	332,130	20,226,717
Sempra Energy	156,770	19,831,405
		60,419,318
Oil, Gas & Consumable Fuels — 6.1%
BP PLC, ADR	1,386,805	37,901,381
ConocoPhillips	498,567	33,787,885
EQT Corp.(a)	1,603,210	32,801,677
Marathon Petroleum Corp.	360,835	22,303,211
		126,794,154
Personal Products — 1.9%
Unilever PLC, ADR	719,682	39,021,158
Pharmaceuticals — 4.4%
Bayer AG, Registered Shares	568,620	30,862,138
Sanofi, ADR	981,000	47,294,010
Viatris, Inc.	915,912	12,410,607
		90,566,755
Professional Services — 2.6%
CACI International, Inc., Class A(a)	208,750	54,713,375
Real Estate Management & Development — 1.3%
Howard Hughes Corp.(a)	304,410	26,730,242
Software — 3.3%
CDK Global, Inc.	484,550	20,617,602
SS&C Technologies Holdings, Inc.	671,582	46,607,791
		67,225,393
Specialty Retail — 1.7%
Ross Stores, Inc.	314,480	34,231,148
Textiles, Apparel & Luxury Goods — 4.5%
Gildan Activewear, Inc.	1,173,336	42,838,497
Ralph Lauren Corp.	451,568	50,142,111
		92,980,608
Tobacco — 1.9%
British American Tobacco PLC, ADR	1,083,570	38,228,350
Wireless Telecommunication Services — 2.3%
Rogers Communications, Inc., Class B	1,018,230	47,551,164
Total Long-Term Investments — 99.3% (Cost: $1,755,401,421)		2,052,093,451

Schedule of Investments (unaudited)  (continued)
September 30, 2021
BlackRock Large Cap Focus Value Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities(c)(d)
Money Market Funds — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	10,393,936	$ 10,393,936
SL Liquidity Series, LLC, Money Market Series, 0.13%(e)	2,655,603	2,656,400
Total Short-Term Securities — 0.7% (Cost: $13,050,336)		13,050,336
Total Investments — 100.0% (Cost: $1,768,451,757)		2,065,143,787
Other Assets Less Liabilities — 0.0%		905,949
Net Assets — 100.0%		$ 2,066,049,736
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 19,464,740	$ —	$ (9,070,804)(a)	$ —	$ —	$ 10,393,936	10,393,936	$ 184	$ —
SL Liquidity Series, LLC, Money Market Series	—	2,656,400(a)	—	—	—	2,656,400	2,655,603	874(b)	—
				$ —	$ —	$ 13,050,336		$ 1,058	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)  (continued)
September 30, 2021
BlackRock Large Cap Focus Value Fund, Inc.
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 102,890,144	$ —	$ —	$ 102,890,144
Automobiles	71,452,095	—	—	71,452,095
Banks	223,829,382	—	—	223,829,382
Capital Markets	87,590,404	—	—	87,590,404
Chemicals	38,160,671	—	—	38,160,671
Communications Equipment	60,879,084	—	—	60,879,084
Consumer Finance	46,918,336	—	—	46,918,336
Electric Utilities	19,131,691	—	—	19,131,691
Equity Real Estate Investment Trusts (REITs)	20,948,694	—	—	20,948,694
Food Products	—	37,226,525	—	37,226,525
Health Care Equipment & Supplies	74,372,846	—	—	74,372,846
Health Care Providers & Services	167,685,234	—	—	167,685,234
Household Durables	—	40,102,839	—	40,102,839
Insurance	108,737,295	—	—	108,737,295
IT Services	127,190,429	—	—	127,190,429
Machinery	—	39,009,589	—	39,009,589
Media	46,715,588	—	—	46,715,588
Metals & Mining	24,977,685	—	—	24,977,685
Multiline Retail	35,813,255	—	—	35,813,255
Multi-Utilities	60,419,318	—	—	60,419,318
Oil, Gas & Consumable Fuels	126,794,154	—	—	126,794,154
Personal Products	39,021,158	—	—	39,021,158
Pharmaceuticals	59,704,617	30,862,138	—	90,566,755
Professional Services	54,713,375	—	—	54,713,375
Real Estate Management & Development	26,730,242	—	—	26,730,242
Software	67,225,393	—	—	67,225,393
Specialty Retail	34,231,148	—	—	34,231,148
Textiles, Apparel & Luxury Goods	92,980,608	—	—	92,980,608
Tobacco	38,228,350	—	—	38,228,350
Wireless Telecommunication Services	47,551,164	—	—	47,551,164
Short-Term Securities
Money Market Funds	10,393,936	—	—	10,393,936
	$ 1,915,286,296	$ 147,201,091	$ —	2,062,487,387
Investments valued at NAV(a)				2,656,400
				$ 2,065,143,787
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ADR	American Depositary Receipt
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